SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Amortization of right-of-use assets - finance lease	$ 128,324
Interest on lease liabilities - finance lease	33,838
Operating lease cost	39,887
Total lease cost	$ 202,049